Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
Useful life
Leasehold improvements	The shorter of lease terms or the estimated useful lives
Automobiles	5 years
Equipment and office furniture	3-5 years

Schedule of Amortization estimated useful lives
Useful life
Customer contracts	3 – 10 years

Schedule of fair value financial assets and liabilities

	Fair Value Measurements as of June 30, 2019
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)
Fair value measurements
Recurring
Short-term investments
Trading debt securities	$-	$1,791,697	$-